Financial Instruments - Sensitivity Analysis of Interest Rate Risks (Details) - Interest rate risk - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest rate swaps | FEMSA Entity Excluding Coca-Cola FEMSA
Disclosure of Interest Rate Risk Exposure [line items]
Effect on Equity	$ (148)	$ (9)	$ (90)
Unhedged Portion Bank Loans
Disclosure of Interest Rate Risk Exposure [line items]
Effect on profit loss	$ (258)	$ (250)	$ (249)